17. Trade payables, net (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
TradePayablesNetLineItems [Line Items]
Trade payables	R$ 11,424	R$ 14,887
Bonuses from Suppliers [member]
TradePayablesNetLineItems [Line Items]
Trade payables	(387)	(461)
Product Suppliers [member]
TradePayablesNetLineItems [Line Items]
Trade payables	10,907	14,371
Service Suppliers [member]
TradePayablesNetLineItems [Line Items]
Trade payables	R$ 904	R$ 977